================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21516
                                                     ---------

                          UBS Multi-Strat Fund, L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                           299 Park Avenue, 29th Floor
                               New York, NY 10171
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                ------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2011
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                          UBS MULTI-STRAT FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

                          UBS MULTI-STRAT FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital           1

Statement of Operations                                         2

Statements of Changes in Members' Capital                       3

Statement of Cash Flows                                         4

Financial Highlights                                            5

Notes to Financial Statements                                   6

Schedule of Portfolio Investments                              16

                                                   UBS MULTI-STRAT FUND, L.L.C.

                          STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                    (UNAUDITED)

                                                                 JUNE 30, 2011

ASSETS

Investments in Investment
Funds, at fair value (cost $83,886,965)                      $    104,048,335
Cash and cash equivalents                                           1,586,168
Receivable from Investment Funds                                   30,178,294
Advanced subscriptions in Investment Funds                          3,000,000
Other assets                                                           29,832
-----------------------------------------------------------------------------
TOTAL ASSETS                                                     138,842,629
-----------------------------------------------------------------------------
LIABILITIES

Withdrawals payable                                                11,569,573
Subscriptions received in advance                                     548,000
Professional fees payable                                             183,362
Management Fee payable                                                150,282
Administrator Fee payable                                              34,681
Administration fee payable                                             22,054
Directors' fees payable                                                15,076
Custody fee payable                                                     2,219
Other liabilities                                                      42,420
-----------------------------------------------------------------------------
TOTAL LIABILITIES                                                  12,567,667
-----------------------------------------------------------------------------
MEMBERS' CAPITAL                                             $    126,274,962
-----------------------------------------------------------------------------
MEMBERS' CAPITAL

Represented by:
Net capital contributions                                    $    106,113,592
Accumulated net unrealized appreciation/(depreciation)
 on investments in Investment Funds                                20,161,370
-----------------------------------------------------------------------------
MEMBERS' CAPITAL                                             $    126,274,962
-----------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

INVESTMENT INCOME

Interest                                                          $        1,257
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    1,257
--------------------------------------------------------------------------------
EXPENSES

Management Fee                                                           884,961
Administrator Fee                                                        204,222
Professional fees                                                        187,550
Administration fee                                                        74,567
Directors' fees                                                           31,159
Loan commitment fees                                                      24,575
Custody fee                                                                8,432
Loan interest                                                                350
Printing, insurance  and other expenses                                   64,584
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                         1,480,400
--------------------------------------------------------------------------------
Administration and custody fees waived                                    (9,800)

NET EXPENSES                                                           1,470,600
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                   (1,469,343)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
FROM INVESTMENTS
Net realized gain/(loss) from investments in Investment Funds          3,251,222
Net change in unrealized appreciation/depreciation
  on investments in
Investment Funds                                                        (805,245)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS               2,445,977
--------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS          $      976,634
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

   YEAR ENDED DECEMBER 31, 2010 AND PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011
                                                                     (UNAUDITED)

                                                       ADVISER              MEMBERS               TOTAL
                                                    -------------     -----------------     ----------------
MEMBERS' CAPITAL
 AT JANUARY 1, 2010                                 $    127,607      $    114,564,345      $    114,691,952

INCREASE (DECREASE)
 FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                             (1,094)           (2,769,961)           (2,771,055)
 Net realized gain/(loss) from investments
  in Investment Funds                                      7,089             7,203,303             7,210,392
 Net change in unrealized appreciation/
 depreciation on investments in
 Investment Funds                                          2,023             1,816,847             1,818,870
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
 DERIVED FROM OPERATIONS                                   8,018             6,250,189             6,258,207
-------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                         -            29,559,541            29,559,541
Members' withdrawals                                           -           (22,377,268)          (22,377,268)
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
 DERIVED FROM CAPITAL TRANSACTIONS                             -             7,182,273             7,182,273
-------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT DECEMBER 31, 2010              $     135,625     $     127,996,807     $     128,132,432
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                               (590)           (1,468,753)           (1,469,343)
 Net realized gain/(loss)
  from investments in Investment Funds                     3,234             3,247,988             3,251,222
 Net change in unrealized appreciation/depreciation
 on investments in Investment Funds                         (717)             (804,528)             (805,245)
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
 DERIVED FROM OPERATIONS                                   1,927               974,707               976,634
-------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTION
Members' subscriptions                                         -             8,735,469             8,735,469
Members' withdrawals                                           -           (11,569,573)          (11,569,573)
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
 DERIVED FROM CAPITAL TRANSACTIONS                             -            (2,834,104)           (2,834,104)
-------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JUNE 30, 2011                  $     137,552      $    126,137,410     $     126,274,962
-------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital derived from operations         $        976,634
Adjustments to reconcile net increase in member's capital
 derived from operations to net cash provided by
  operating activities:
 Purchases of investments in Investment Funds                          (18,500,000)
 Proceeds from disposition of investments in Investment Funds           32,574,991
 Net realized (gain)/loss from investments in Investment Funds          (3,251,222)
 Net change in unrealized appreciation/depreciation on
  investments in Investment Funds                                          805,245
 Changes in assets and liabilities:
 (Increase) decrease in assets:
  Advanced subscriptions in Investment Funds                             2,000,000
  Interest receivable                                                          213
  Receivable from Investment Funds                                      (9,191,607)
  Other assets                                                              (5,283)
 Increase (decrease) in liabilities:
  Administration fee payable                                               (12,161)
  Administrator Fee payable                                                    112
  Custody fee payable                                                          854
  Directors' fees payable                                                   15,076
  Management Fee payable                                                       485
  Professional fees payable                                                  4,919
  Other liabilities                                                          9,577
-----------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                5,427,833

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions, including change in
 subscriptions received in advance                                       6,154,682
Payments on Members' withdrawals, including change in
 withdrawals payable                                                   (13,115,061)
Principal payment on loan                                               (1,800,000)
Loan interest                                                                 (175)
-----------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                   (8,760,554)
Net decrease in cash
and cash equivalents                                                    (3,332,721)
Cash and cash
equivalents--beginning of period                                         4,918,889
-----------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                          $      1,586,168
-----------------------------------------------------------------------------------
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid                                                     $            525
-----------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                                            FINANCIAL HIGHLIGHTS

                                                                   JUNE 30, 2011

The following represents the ratios to average members' capital and other supplemental information for all Members, excluding the Adviser, for the periods indicated.

An individual Member's ratios and returns may vary from the below based on the timing of capital transactions.

                                     PERIOD FROM
                                      JANUARY 1,
                                     2011 TO JUNE                               YEARS ENDED DECEMBER 31,
                                       30, 2011                        ---------------------------------------------
                                     (UNAUDITED)             2010           2009            2008             2007           2006
                                   ---------------   ---------------   --------------   ------------    ------------   ------------
Ratio of net Investment
 loss to  Average
 Members' capital(a),(b)                 (2.19%)(c)          (2.15%)          (2.21%)        (2.04%)          (2.05%)        (2.59%)
Ratio of Gross expenses to
 Average members' capital(a),(b)          2.21%(c)            2.15%             0.00%         0.00%            0.00%          0.00%
Ratio of administration and
 custody fees waived to average
  members' capital(a),(b),(d)            (0.01%)(c)           0.00%(e)          0.00%         0.00%            0.00%          0.00%
Ratio of net expenses to Average
 members' capital(a),(b)                  2.20%(c)            2.15%             2.22%         2.13%            2.13%          2.64%
Portfolio turnover rate                  14.98%              28.92%            32.28%         1.51%           12.32%         14.81%
Total return(f)                           0.76%               4.92%            14.43%       (14.71%)           8.15%         11.88%
Average debt ratio(a)                     0.03%               0.01%             0.06%         0.44%            1.05%         10.50%
Members' capital at end of
Period (including
 the Adviser)                      $ 126,274,962      $ 128,132,432     $ 114,691,952  $ 103,155,831   $ 158,635,046   $ 124,250,435

------------
a The average members' capital used in the above ratios is calculated using pre-tender members' capital, excluding the Adviser.

b Ratios of net investment loss and gross/net expenses to average members' capital do not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds.

c    Annualized.

d The administration and custody fees waiver was effective November 1, 2010. Therefore, the ratio of administration and custody fees waived was not applicable for the years ended December 31, 2006 through December 31, 2009.

e    Less than 0.005%.

f Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total return for periods less than a full year are not annualized.

   The accompanying notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

1.   ORGANIZATION

     UBS Multi-Strat Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 29, 2004 and commenced operations on October 1, 2004. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of portfolio managers who over time have produced attractive returns. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

     The Fund's Board of Directors (the "Directors") have overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business.

     The Directors have engaged UBS Alternative and Quantitative Investments LLC ("UBS A&Q", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to members (the "Members"). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests, or a portion thereof, (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

2.   NEW ACCOUNTING PRONOUNCEMENTS

     In May 2011, the Financial Accounting Standards Board ("FASB") issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. In addition, ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of the ASU 2011-04 is currently being assessed but is not expected to have a material impact on the Fund's financial statements.

3.   SIGNIFICANT ACCOUNTING POLICIES

     a. PORTFOLIO VALUATION

     The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

     LEVEL 1 - quoted prices in active markets for identical securities

     LEVEL 2 - fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or within one year of the measurement date

     LEVEL 3 - fair value of investments in Investment Funds that do not have the ability to redeem at net asset value within one year of the measurement date

     The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments.

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     a. PORTFOLIO VALUATION (CONTINUED)

     its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities requires greater disaggregation than the Fund's line items in the Statement of Assets, Liabilities and Members' Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

     For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

     The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of June 30, 2011. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2011. Effective June 30, 2011, the Fund used the following categories to classify its Investment Funds.

     The Investment Funds in the credit strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. Investment Funds within this strategy are generally subject to 45 - 180 day redemption notice periods. Investment Funds representing approximately 17 percent of the fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 12 - 36 months. The remaining approximately 83 percent of the Investment Funds have either initial redemption dates commencing in the future (28 percent) or are available to be redeemed with no restrictions (55 percent), as of the measurement date.

     The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. Investment Funds within this strategy are generally subject to 45 - 90 day redemption notice periods. An Investment Fund representing approximately 2 percent of the fair value of the investments in this strategy is a liquidating trust where the liquidation of assets is expected over the next 24 - 36 months. The remaining approximately 98 percent of the Investment Funds are available to be redeemed with no restrictions, as of the measurement date.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     a. PORTFOLIO VALUATION (CONTINUED)

     The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in US based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. Investment Funds within this strategy are generally subject to 45 - 65 day redemption notice periods. An Investment Fund representing approximately 18 percent of the fair value of the investments in this strategy is a side pocket where the liquidation of assets is expected over the next 24 - 36 months. The remaining approximately 82 percent of the Investment Funds are available to be redeemed with no restrictions, as of the measurement date. One Investment Fund, with a fair value of $300,026, transferred from Level 3 to Level 2 at the measurement date.

     The Investment Funds in the relative value strategy, a broad category, generally encompassing strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies. Investment Funds within this strategy are generally subject to 45 - 100 day redemption notice periods. An Investment Fund representing approximately 1 percent of the fair value of the investments in this strategy is a side pocket where the liquidation of assets is expected over the next 24 - 36 months. The remaining approximately 99 percent of the Investment Funds are available to be redeemed with no restrictions, as of the measurement date. One Investment Fund, with a fair value of $8,393,857, transferred from Level 3 to Level 2 at the measurement date.

     The Investment Funds in the trading strategy are generally top-down in nature and often driven by econometric and macroeconomic research. These Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager's view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. Investment Funds within this strategy are generally subject to 60 - 90 day redemption notice periods and are available to be redeemed with no restrictions, as of the measurement date.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     a. PORTFOLIO VALUATION (CONTINUED)

     A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments).

     The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds' management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

     It is unknown on an aggregate basis whether the Investment Funds held any investments whereby the Fund's proportionate share exceeded 5% of the Fund's net assets at June 30, 2011.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     b. INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

     The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income and expenses are recorded on the accrual basis.

     c. FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     d. INCOME TAXES

     The Fund has reclassified $1,469,343 and $3,251,222 from accumulated net investment loss and accumulated net realized gain from investments in Investment Funds, respectively, to net capital contributions during the six month period ended June 30, 2011. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2011 and had no effect on members' capital.

     The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. Management has analyzed the Fund's tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended June 30, 2011, the Fund did not incur any interest or penalties.

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     e. CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies held in custodial accounts. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     f.   USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting period. Actual results could differ from those estimates.

4.   RELATED PARTY TRANSACTIONS

     The Adviser provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement. In consideration for such services, the Fund pays the Adviser a monthly fee (the "Management Fee") at an annual rate of 1.30% of the Fund's members' capital, excluding the capital account attributable to the Adviser.

     The Administrator provides certain other administrative services to the Fund including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.30% of the Fund's members' capital, excluding the capital account attributable to the Administrator and the Adviser's capital account. The Management Fee will be paid to the Adviser out of the Fund's assets and debited against the Members' capital accounts, excluding the capital account attributable to the Adviser. A portion of the Management Fee is paid by UBS A&Q to its affiliates.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The net increase or decrease in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Administrator Fee and the Management Fee which are similarly allocated to all Members other than the Adviser or Administrator as described above.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     Each Director of the Fund receives an annual retainer of $8,250 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBS A&Q is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

     Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

5.   ADMINISTRATION AND CUSTODY FEES

     PFPC Trust Company (the "Custodian"), which was renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, provides custodial services for the Fund. The Custodian entered into a service agreement whereby The Bank of New York Mellon provides securities clearance functions, as needed.

     BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon") serves as accounting and investor servicing agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. BNY Mellon receives a monthly fee primarily based upon (i) the average members' capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

     Effective March 26, 2010, the Custodian and BNY Mellon have agreed to a fee reduction for reimbursement of the Fund's line of credit commitment fees ("Fee Reduction") for a period of 364 days from November 1, 2010, the effective date of the Fund's line of credit agreement with State Street Bank and Trust Company ("Initial Term"). Based on the methodology within the agreement, the Custodian and BNY Mellon have agreed to waive $19,600 for the Fund over the Initial Term. For the six month period ended June 30, 2011, the Custodian and BNY Mellon waived $6,200 and $3,600, respectively, which is shown in aggregate as administration and custody fees waived on the Statement of Operations.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

6.   LOAN PAYABLE

     Effective November 1, 2010, the Fund, along with other UBS sponsored funds, entered into a one year, $250,000,000 committed, secured revolving line of credit with State Street Bank and Trust Company. The Fund is limited to $19,600,000 (the "Borrower Sublimit Amount") of the secured revolving line of credit with a maximum borrowing limit of 15% of the Fund's Members' Capital. The interest rate on the borrowing is the higher of (a) 1.50% above the Overnight LIBOR Rate and (b) 1.50% above the Federal Funds Rate, in each case as in effect from time to time. There is a commitment fee payable by the Fund, calculated at 25 basis points per annum of the Borrower Sublimit Amount not utilized.

     For the six month period ended June 30, 2011, the Fund's average interest rate paid on borrowings were 1.75% per annum and the average borrowings outstanding was $39,779. The Fund did not have any borrowings outstanding at June 30, 2011. Interest expense for the six month period ended June 30, 2011 was $350 of which none was payable at June 30, 2011.

7.   INVESTMENTS

     As of June 30, 2011, the Fund had investments in Investment Funds, none of which were related parties.

     Aggregate purchases and proceeds from sales of investments for the six month period ended June 30, 2011 amounted to $18,500,000 and $32,574,991, respectively.

     The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2011 will not be finalized by the Fund until after the fiscal year end.

     The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 3.00% (per annum) of net assets and performance incentive fees or allocations ranging from 20.00% to 30.00% of net profits earned. One or more underlying fund investments have entered into a side pocket arrangement. Detailed information about the Investment Funds' portfolios is not available.

8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the fair value of these investments.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

9.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

10.  SUBSEQUENT EVENTS

     As of June 30, 2011, the Fund had $11,569,573 of withdrawals payable. On July 21, 2011, the Fund paid $10,478,989. The remaining amount payable of $1,090,584 is scheduled to be paid in accordance with the terms of the Fund's June 30, 2011 tender offer.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                              SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

                                                                                                                           DOLLAR
                                                                 REALIZED                                                AMOUNT OF
                                                                   AND                                                   FAIR VALUE
                                                                UNREALIZED                                   FIRST       FOR FIRST
                                                       % OF     GAIN/(LOSS)    INITIAL                     AVAILABLE     AVAILABLE
                                                     MEMBERS'      FROM      ACQUISITION  LIQUIDITY       REDEMPTION     REDEMPTION
    INVESTMENT FUND          COST        FAIR VALUE  CAPITAL   INVESTMENTS      DATE         (a)             (b)             (c)
--------------------------  -----------  ----------  -------   -----------   -----------  ---------       ----------     ----------
CREDIT
Aurelius Capital
Partners, L.P. (c)          $ 5,000,000  $ 6,121,873    4.85    $  103,198    12/1/2009   Semi-Annually    12/31/2011      6,121,873
Brigade Leveraged
Capital Structures
Fund, L.P. (c)                6,141,472    7,423,281    5.88       269,788     7/1/2009    Quarterly
Claren Road Credit
Partners, L.P., L Interest
Payable (d)                     880,892    1,302,304    1.03       121,311     1/1/2007     N/A
Gracie Credit
Opportunities Fund,
  L.L.C. (c)                  4,154,100    4,391,524    3.48        54,219    11/1/2009    Quarterly
Harbinger Capital
Partners Fund
I, L.P., Class L (d)              8,775       39,523    0.03         1,233     9/1/2007     N/A
Harbinger Class
PE Holdings
(US) Trust (d)                  670,278      443,598    0.35       (44,712)    9/1/2007     N/A
Marathon Structured
Finance
Fund, L.P. (e)                1,043,172    1,017,974    0.81        10,113     4/1/2005     N/A
Marathon Structured
Finance
Fund, L.P. (d)                  173,756      744,332    0.59        23,888     4/1/2005     N/A
                            -----------  -----------  ------   -----------
 CREDIT SUBTOTAL            $18,072,445  $21,484,409   17.02 %  $  539,038

EQUITY HEDGED
Anthion
Partners, L.P. (c)            7,000,000    7,806,222    6.18       420,266     4/1/2010    Quarterly
Atlas Institutional
Fund, L.L.C. (c)              6,000,000    5,991,480    4.75        (8,520)    5/1/2011    Quarterly
Bay Pond
Partners, L.P. (c)            3,474,664    6,132,242    4.86      (269,937)    7/1/2007   Semi-Annually
JHL Capital
Group Fund, L.L.C. (c)        1,500,000    1,517,645    1.20        17,645     2/1/2011    Quarterly
Moore Emerging
Equity Long
/Short Fund, Ltd. (c)         2,500,000    2,399,987    1.90      (100,013)    1/1/2011    Monthly
Newland
Fund, L.P. (c)                7,000,000    7,480,079    5.92       215,388    11/1/2010   Quarterly
Seneca Capital,
  L.P., SLV (e)                 699,051      711,059    0.56        29,338    10/1/2004     N/A
Starboard Value
and Opportunity
Fund, L.P. (c)                2,500,000    2,673,874    2.12       173,874    11/1/2010   Quarterly
                            -----------  ----------  -------   -----------
 EQUITY HEDGED
  SUBTOTAL                  $30,673,715  $34,712,588  27.49 %  $   478,041

MULTI-STRATEGY
Davidson Kempner
Partners, L.P. (c)            5,676,800    7,976,696    6.32       325,572     1/1/2006   Semi-Annually
OZ Domestic
Partners, L.P. (c)            3,856,072    6,444,098    5.10       795,368     5/1/2005     Annually
OZ Domestic
Partners, L.P. (d)            2,314,638    3,141,583    2.49      (380,171)    5/1/2005      N/A
                            -----------   ----------  -------   -----------
 MULTI-STRATEGY
 SUBTOTAL                   $11,847,510  $17,562,377   13.91 %  $  740,769

RELATIVE\VALUE
Brookdale International
Partners, L.P. (f)            3,905,971    7,675,540    6.08       372,683     8/1/2005   Quarterly
CPIM Structured
Credit Fund, L.P. (e)         1,229,498      185,896    0.15       (68,075)   11/1/2005     N/A
Mason Capital, L.P. (c)       6,000,000    6,874,766    5.44       268,452     1/1/2010   Annually
Waterstone Market
Neutral Fund, L.P. (c)        3,136,852    6,520,663    5.16       229,290    10/1/2004   Quarterly
                            -----------  ----------  -------   -----------
 RELATIVE VALUE
 SUBTOTAL                   $14,272,321  $21,256,865  16.83 %  $   802,350

TRADING
Brevan
Howard, L.P. (c)              3,020,974    3,173,061    2.51       117,303    10/1/2009    Monthly
Moore Macro
Managers Fund, L.P. (c)       6,000,000    5,859,035    4.64      (140,965)    2/1/2011   Quarterly
                            -----------  ----------  -------   -----------
 TRADING SUBTOTAL           $ 9,020,974  $ 9,032,096   7.15 %  $   (23,662)

    The preceding notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

                                                                                                                           DOLLAR
                                                                 REALIZED                                                AMOUNT OF
                                                                   AND                                                   FAIR VALUE
                                                                UNREALIZED                                   FIRST       FOR FIRST
                                                        % OF     GAIN/(LOSS)    INITIAL                     AVAILABLE     AVAILABLE
                                                       MEMBERS'      FROM     ACQUISITION  LIQUIDITY       REDEMPTION     REDEMPTION
     INVESTMENT FUND            COST     FAIR VALUE    CAPITAL  INVESTMENTS   DATE            (a)             (b)            (c)
-------------------------  ------------  ----------    -------  ------------  -----------  ---------       ----------    -----------
Redeemed Investment Funds             -          -        -          (90,559)
                           ------------  ----------    -------  ------------

Total                      $ 83,886,965  $ 104,048,335 82.40 %   $ 2,445,977
                           ============  ============= =======   ===========

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)  Investment Funds with no dates or amounts can be redeemed in full.

(c)  Investment Funds categorized as Level 2 investments.

(d) A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.

(e) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(f) The Fund has placed a redemption request with the Investment Fund which is subject to an investor level gate. The Investment Fund's investment level gate allows for the Fund to receive 12.5% of its investment every quarter for 2 years. The Fund is expected to be fully redeemed within 18 months.

Complete information about the Investment Funds' underlying investments is not readily available.

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the June 30, 2011 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the June 30, 2011 measurement date. There were no transfers between Level 1 and Level 2 at June 30, 2011.


                                       ASSETS TABLE
------------------------------------------------------------------------------------------
                TOTAL FAIR VALUE
                       AT
DESCRIPTION      JUNE 30, 2011        LEVEL 1            LEVEL 2                LEVEL 3
------------------------------------------------------------------------------------------
Credit          $    21,484,409    $         -    $        17,936,678      $     3,547,731
Equity Hedged        34,712,588              -             34,001,529              711,059
Multi-Strategy       17,562,377              -             14,420,794            3,141,583
Relative Value       21,256,865              -             13,395,429            7,861,436
Trading               9,032,096              -              9,032,096                    -
                --------------------------------------------------------------------------
TOTAL ASSETS    $   104,048,335    $         -    $        88,786,526      $    15,261,809
                --------------------------------------------------------------------------

    The preceding notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                             BALANCE                                         CHANGE IN
                              AS OF                            REALIZED      UNREALIZED
                             DECEMBER          STRATEGY          GAIN /     APPRECIATION /
DESCRIPTION                  31, 2010     RECLASSIFICATION*     (LOSS)      DEPRECIATION    PURCHASES     SALES
---------------------------------------------------------------------------------------------------------------------
Credit                     $          -  $       4,263,250    $    6,188   $      105,645   $       -  $   (827,352)
Direct Loans / Structured
Finance                       2,857,072         (2,857,072)            -                -           -            -
Distressed/Credit             1,761,559         (1,761,559)            -                -           -            -
Equity Hedged                         -            839,431         1,343           27,995           -      (157,710)
Multi-Strategy                3,821,781                  -       111,201         (491,373)          -            -
Relative Value                        -          8,749,238        59,227          245,381           -    (1,192,410)
Special Situations            9,233,288         (9,233,288)            -                -           -            -
---------------------------------------------------------------------------------------------------------------------
Total                      $ 17,673,700  $                -    $  177,959   $    (112,352)  $       -  $ (2,177,472)
---------------------------------------------------------------------------------------------------------------------

NET TRANSFERS      BALANCE
 IN AND/OR         AS OF
 (OUT) OF           JUNE
  LEVEL 3**        30, 2011
-----------------------------
$          -   $    3,547,731

           -                -
           -                -
           -          711,059
    (300,026)       3,141,583
           -        7,861,436
           -                -
-----------------------------
$   (300,026)  $   15,261,809
-----------------------------

---------
* Effective June 30, 2011, the Fund's underlying fund investments were reclassified into new investment strategies. See Note 3a in Notes to Financial Statements for further description of the new investment strategies.

** The transfer out of Level 3 investments in the amount of $300,026 is due to a transfer between side pocket and liquid holdings during the six month period ended June 30, 2011. Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2011 is $(138,610).

    The preceding notes are an integral part of these financial statements.

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)   Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM  11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   UBS Multi-Strat Fund, L.L.C.
               -----------------------------------------------------------

By (Signature and Title)*   /s/ William Ferri
                            ----------------------------------------------
                            William Ferri, Principal Executive Officer

Date August 26, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ William Ferri
                            ----------------------------------------------
                            William Ferri, Principal Executive Officer

Date August 26, 2011


By (Signature and Title)*   /s/ Robert Aufenanger
                            ----------------------------------------------
                            Robert Aufenanger, Principal Financial Officer

Date August 26, 2011


* Print the name and title of each signing officer under his or her signature.